NOTE 8 - FINANCING ARRANGEMENTS (Detail) - Schedule of Long-term Debt (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012		Dec. 31, 2011
Long-term Debt	$ 29,769		$ 14,595
Less - current (1)	(5,701)	[1]	(2,450)
	24,068		12,145
TD Bank, N.A. Cheshire Facility [Member]
Long-term Debt	6,540		0
TD Bank N.A. Plainville Facility [Member]
Long-term Debt	2,120		0
TD Bank - Note #2 [Member]
Long-term Debt	2,352		2,954
TD Bank, N.A. Newington Facility [Member]
Long-term Debt	2,400		2,473
Farmington Savings New Britain Ave [Member]
Long-term Debt	1,189		1,301
TD Bank N.A. Spring Lane Facility [Member]
Long-term Debt	1,175		1,246
EBTEC Term Note [Member]
Long-term Debt	3,383		0
TD Bank N.A. EBTEC mortgage [Member]
Long-term Debt	883		0
TD Bank - Note #1 [Member]
Long-term Debt	3,799		4,751
TD Bank - Note #3 [Member]
Long-term Debt	1,228		1,663
TD Bank - Note #4 [Member]
Long-term Debt	0		207
Equipment Line of Credit [Member]
Long-term Debt	$ 4,700		$ 0

[1]	Includes the $2,120 mortgage on the Plainville facility which is due in full upon the earlier of the sale of the facility or July 31, 2013.